Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	47
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$13,522,466.81	0.3719050	$5,354,609.65	0.1472665	$8,167,857.16
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$73,112,466.81	0.0731125	$64,944,609.65	0.0649446	$8,167,857.16

Weighted Avg. Coupon (WAC)	4.88%		4.91%
Weighted Avg. Remaining Maturity (WARM)	18.37		17.59
Pool Receivables Balance	$96,488,797.47		$87,982,681.89
Remaining Number of Receivables	19,019		18,253

Adjusted Pool Balance	$93,314,826.21		$85,146,969.05

III. COLLECTIONS

Principal:
Principal Collections	$8,357,373.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$112,504.07
Total Principal Collections	$8,469,877.12

Interest:
Interest Collections	$389,055.14
Late Fees & Other Charges	$24,111.64
Interest on Repurchase Principal	$-
Total Interest Collections	$413,166.78

Collection Account Interest	$405.04
Reserve Account Interest	$243.39
Servicer Advances	$-

Total Collections	$8,883,692.33

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	47
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$8,883,692.33
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$13,934,282.18

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$80,407.33		$80,407.33	$80,407.33
Collection Account Interest					$405.04
Late Fees & Other Charges					$24,111.64
Total due to Servicer					$104,924.01

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,580.00		$25,580.00	$25,580.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$8,597,488.40

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$8,167,857.16

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$8,167,857.16	$8,167,857.16
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$8,167,857.16	$8,167,857.16

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			429,631.24

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,173,971.26
Beginning Period Amount	$3,173,971.26
Current Period Amortization	$338,258.41
Ending Period Required Amount	$2,835,712.84
Ending Period Amount	$2,835,712.84
Next Distribution Date Amount	$2,520,372.73

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	21.65%	23.73%	23.73%

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	47
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.16%	17,918	97.20%	$85,522,415.40
30 - 60 Days	1.45%	265	2.25%	$1,981,143.65
61 - 90 Days	0.32%	58	0.46%	$401,493.65
91 + Days	0.07%	12	0.09%	$77,629.19
		18,253		$87,982,681.89
Total
Delinquent Receivables 61 + days past due	0.38%	70	0.54%	$479,122.84
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	58	0.45%	$432,076.12
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	70	0.52%	$556,323.33
Three-Month Average Delinquency Ratio	0.35%		0.51%

Repossession in Current Period		14		$108,569.69
Repossession Inventory		30		$72,594.66

Charge-Offs
Gross Principal of Charge-Off for Current Period				$148,742.53
Recoveries				$(112,504.07)
Net Charge-offs for Current Period				$36,238.46

Beginning Pool Balance for Current Period				$96,488,797.47

Net Loss Ratio				0.45%
Net Loss Ratio for 1st Preceding Collection Period				-0.85%
Net Loss Ratio for 2nd Preceding Collection Period				-0.71%
Three-Month Average Net Loss Ratio for Current Period				-0.37%

Cumulative Net Losses for All Periods				$7,300,254.78
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$373,108.73
Number of Extensions				44